Marketable debt securities (Tables)	12 Months Ended
Dec. 31, 2022
Financial liabilities
Schedule of the balance of issues under the issuance program

As of December 31, 2021, the balance of the issues performed by the Bank is as follows:

	Amount	Maturity Date	Rate

Certificates of deposit (unsecured)	500	01/21/2022	5.71%
Certificates of deposit (unsecured)	2,000	02/14/2022	5.22%
Certificates of deposit (unsecured)	3	03/31/2022	5.00%
Certificates of deposit (unsecured)	21	04/20/2022	5.47%
Certificates of deposit (unsecured)	50	07/21/2022	5.19%
Certificates of deposit (unsecured)	3	03/09/2022	0.01%
Certificates of deposit (unsecured)	19	03/18/2022	0.01%
Certificates of deposit (unsecured)	25	03/01/2022	0.01%
	2,621
Accrued interest	7
	2,628

Senior Unsecured Notes	20,508	11/09/2022	4.13%
Senior Unsecured Notes	35,888	04/17/2025	5.38%
	56,396
Accrued interest	405
	56,801

Structured bank bonds(*)	7	03/17/2022	TIIE
Structured bank bonds(*)	2	03/17/2022	TIIE
Structured bank bonds(*)	56	03/17/2022	TIIE
Structured bank bonds(*)	2	03/17/2022	TIIE
Structured bank bonds(*)	39	11/16/2022	TIIE
Structured bank bonds(*)	80	12/02/2022	TIIE
Structured bank bonds(*)	57	01/21/2026	TIIE
Structured bank bonds(*)	17	01/21/2026	TIIE
Structured bank bonds	11	01/12/2022	9.69%
Structured bank bonds	28	01/10/2022	8.61
Structured bank bonds	10	01/10/2022	12.10%
Structured bank bonds	45	01/12/2022	9.08%
Structured bank bonds	45	01/25/2022	9.28%
Structured bank bonds	56	06/24/2022	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	201	08/30/2022	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	52	09/27/2022	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	127	11/01/2022	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	31	01/04/2022	6.70%
Structured bank bonds	62	01/06/2022	3.50%
Structured bank bonds	31	01/12/2022	6.77%
Structured bank bonds	10	01/18/2022	10.00%
Structured bank bonds	10	01/21/2022	4.08%
	979
Transaction costs and accrued interest (net)	2
	981

Promissory notes	76	01/04/2021	5.40%
Promissory notes	6,000	01/15/2021	5.50%
Promissory notes	5,900	01/15/2021	5.50%
Promissory notes	1,000	01/15/2021	5.50%
Promissory notes	20	03/16/2021	5.50%
Promissory notes	500	01/13/2021	4.25%
	13,496
Accrued interest	47
	13,543

Unsecured bonds	2,850	04/04/2022	TIIE + 10 basis points
Unsecured bonds	4,461	05/06/2022	TIIE + 15 basis points
Unsecured bonds	3,500	11/25/2025	TIIE + 5 basis points
Unsecured bonds	7,150	03/30/2026	8.95%
Unsecured bonds	3,000	09/01/2026	7.19%
Unsecured bonds	6,500	11/21/2028	8.08%
	27,461
Accrued interest	268
	27,729
(*)	Marketable debt securities classified as financial liabilities at fair value through profit or loss.

As of December 31, 2022, the balance of the issues performed by the Bank is as follows:

	Amount	Maturity Date	Rate

Certificates of deposit (unsecured)	2,500	11/13/2023	10.82%
Certificates of deposit (unsecured)	2,500	10/13/2023	10.33%
Certificates of deposit (unsecured)	1,100	09/14/2023	10.79%
Certificates of deposit (unsecured)	3,000	08/17/2023	10.28%
Certificates of deposit (unsecured)	1,500	08/17/2023	10.69%
Certificates of deposit (unsecured)	50	07/20/2023	10.23%
Certificates of deposit (unsecured)	300	06/22/2023	10.79%
Certificates of deposit (unsecured)	1,100	06/14/2023	10.71%
Certificates of deposit (unsecured)	1,000	06/08/2023	10.74%
Certificates of deposit (unsecured)	1,000	06/07/2023	10.67%
Certificates of deposit (unsecured)	3,000	06/02/2023	10.32%
Certificates of deposit (unsecured)	2,000	05/16/2023	9.98%
Certificates of deposit (unsecured)	2,000	05/16/2023	10.30%
Certificates of deposit (unsecured)	3,000	05/05/2023	10.32%
Certificates of deposit (unsecured)	2,000	03/22/2023	10.71%
Certificates of deposit (unsecured)	1,000	03/01/2023	10.27%
Certificates of deposit (unsecured)	2,000	02/16/2023	10.71%
Certificates of deposit (unsecured)	2,000	02/02/2023	10.30%
Certificates of deposit (unsecured)	850	02/03/2023	10.30%
Certificates of deposit (unsecured)	1,000	01/18/2023	10.69%
Certificates of deposit (unsecured)	1,000	01/13/2023	10.73%
Certificates of deposit (unsecured)	2,000	01/05/2023	10.28%
Certificates of deposit (unsecured)	43	03/31/2023	2.00%
Certificates of deposit (unsecured)	3	03/08/2023	2.20%
Certificates of deposit (unsecured)	312	04/10/2023	0.10%
Certificates of deposit (unsecured)	11	02/16/2023	2.20%
	36,269
Accrued interest	157
	36,426

Senior Unsecured Notes	34,141	04/17/2025	5.38%
Accrued interest	328
	34,469

	Amount	Maturity Date	Rate
Structured bank bonds	86	01/18/24	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	190	10/03/23	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	10	09/21/23	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	15	09/14/23	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	46	09/12/23	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	151	08/01/23	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	15	07/26/23	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	24	07/17/23	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	201	07/03/23	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	16	05/23/23	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	52	05/02/23	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	35	04/24/23	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	12	04/10/23	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	126	04/03/23	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	93	03/27/23	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	9	06/19/23	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	52	03/13/23	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	86	03/01/23	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	16	02/27/23	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	67	02/08/23	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	10	01/13/23	16.00%
Structured bank bonds	78	02/07/23	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	39	01/30/23	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	10	01/06/23	14.00%
Structured bank bonds	10	03/09/23	8.00%
Structured bank bonds	88	02/07/23	11.20%
Structured bank bonds	137	02/10/23	10.50%
Structured bank bonds	38	01/18/23	5.50%
Structured bank bonds	40	01/17/23	12.40%
Structured bank bonds	10	01/04/23	8.00%
Structured bank bonds	68	02/01/23	10.20%
Structured bank bonds	29	01/05/23	8.90%
Structured bank bonds	88	01/13/23	12.10%
Structured bank bonds	12	01/06/23	14.50%
Structured bank bonds	5	01/11/23	9.60%
Structured bank bonds	10	01/06/23	19.40%
Structured bank bonds	20	01/06/23	10.00%
Structured bank bonds	88	01/06/23	10.85%
Structured bank bonds	10	01/12/23	14.00%
Structured bank bonds	10	01/17/23	10.95%
Structured bank bonds	27	01/13/23	16.60%
Structured bank bonds	10	01/06/23	11.45%
Structured bank bonds	10	01/13/23	13.70%
Structured bank bonds	20	01/05/23	9.00%
Structured bank bonds	10	01/17/23	8.00%
Structured bank bonds	26	01/13/23	13.00%
Structured bank bonds	10	01/12/23	11.70%
Structured bank bonds	10	01/05/23	11.45%
Structured bank bonds	20	01/06/23	18.45%
Structured bank bonds	19	01/06/23	16.90%
Structured bank bonds	10	01/17/23	12.40%
Structured bank bonds	20	01/05/23	33.80%
Structured bank bonds	5	01/03/23	13.00%
Structured bank bonds	10	01/13/23	12.25%
Structured bank bonds	10	01/03/23	5.20%
Structured bank bonds	17	01/21/26	TIIE
Structured bank bonds	58	01/21/26	TIIE
Structured bank bonds	23	02/21/25	Invesco QQQ Trust Series 1 (QQQ)
Structured bank bonds	62	08/27/24	Guaranteed rate subject to S&P 500
Structured bank bonds	32	12/14/23	Guaranteed rate subject to S&P 500
Structured bank bonds	16	12/20/23	Guaranteed rate subject to S&P 500
Structured bank bonds	12	09/29/23	Guaranteed rate subject to S&P 500
Structured bank bonds	200	05/31/23	TIIE
Structured bank bonds	114	03/07/23	TIIE
Structured bank bonds	10	01/03/23	Guaranteed rate subject to S&P 500
	2,863
Transaction costs and accrued interest (net)	(12)
	2,851

Promissory notes	4,266	05/31/2023	10.91%
Promissory notes	129	03/31/2023	8.37%
Promissory notes	1,860	02/22/2023	7.44%
Promissory notes	465	02/23/2023	7.44%
Promissory notes	281	01/20/2023	7.40%
Promissory notes	3,800	01/13/2023	10.50%
Promissory notes	4,000	01/13/2023	10.50%
Promissory notes	2,900	01/13/2023	10.50%
Promissory notes	4,000	01/13/2023	10.50%
Promissory notes	4,000	01/13/2023	10.50%
Promissory notes	82	01/02/2023	10.40%
	25,783
Accrued interest	205
	25,988

Unsecured bonds	5,000	07/09/2026	TIIE + 29 basis points
Unsecured bonds	4,600	03/30/2026	8.95%
Unsecured bonds	6,500	11/21/2028	8.08%
Unsecured bonds	3,000	09/01/2026	7.19%
Unsecured bonds	2,550	03/30/2026	8.95%
Unsecured bonds	2,790	03/26/2029	8.72%
Unsecured bonds	7,100	03/29/2027	TIIE + 7 basis points
Unsecured bonds	3,500	11/25/2025	TIIE + 5 basis points
	35,040
Accrued interest	139
	35,179

(*) Marketable debt securities classified as financial liabilities at fair value through profit or loss.

Marketable debt securities
Financial liabilities
Schedule of financial liabilities

	12/31/2021	12/31/2022

Classification:
Financial liabilities at fair value through profit or loss	259	520
Financial liabilities at amortized cost	101,423	134,393
	101,682	134,913
Type:
Certificates of deposit (unsecured)	2,628	36,426
Senior Unsecured Notes	56,801	34,469
Structured bank bonds	981	2,851
Promissory notes	13,543	25,988
Unsecured bonds	27,729	35,179
	101,682	134,913
Currency:
Peso	44,687	99,189
USD	56,995	35,724
	101,682	134,913

Financial liabilities at fair value through profit or loss | Marketable debt securities
Financial liabilities
Schedule of changes in financial instruments

	2021	2022

Beginning balance	1,363	259
Issues	197	471
Of which:
Structured bank bonds	197	471
Of which:
Banco Santander México	197	471
Redemptions	(1,315)	(169)
Of which:
Structured bank bonds	(1,315)	(169)
Of which:
Banco Santander México	(1,315)	(169)
Changes in fair value	14	(41)
Balance at year-end	259	520

Financial liabilities at amortized cost | Marketable debt securities
Financial liabilities
Schedule of changes in financial instruments

	2021	2022

Beginning balance	130,754	101,423
Issues	1,197,521	1,601,167
Of which:
Certificates of deposit (unsecured)	3,347	36,475
Structured bank bonds	20,880	26,711
Promissory notes	1,163,294	1,523,091
Unsecured bonds	10,000	14,890
Of which:
Banco Santander México	1,197,521	1,601,168
Redemptions	(1,228,486)	(1,565,677)
Of which:
Certificates of deposit (unsecured)	(35,156)	(2,824)
Structured bank bonds	(20,956)	(25,135)
Senior Unsecured Notes	—	(19,603)
Promissory notes	(1,166,674)	(1,510,804)
Unsecured bonds	(5,700)	(7,311)
Of which:
Banco Santander México	—	(1,565,677)
Santander Vivienda	(1,228,486)	—
Accrued interest	(42)	131
Effect of changes in foreign exchange rates	1,676	(2,651)
Balance at year-end	101,423	134,393